Offsets	Nov. 12, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Omeros Corporation
Form or Filing Type	S-3
File Number	333-268269
Initial Filing Date	Nov. 09, 2022
Fee Offset Claimed	$ 23,956.08	[1]
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 258,425,901.70
Offset Note
(1)

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Omeros Corporation (the “Registrant”) is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities, except for $23,956.08 that the Registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3, File No. 333-268269, filed by the registrant on November 9, 2022 having an aggregate initial offering price of $300,000,000 (the “Prior Registration Statement”). The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the Registrant will pay registration fee on a “pay-as-you-go” basis pursuant to Rule 456(b).

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Omeros Corporation
Form or Filing Type	S-3
File Number	333-268269
Filing Date	Nov. 09, 2022
Offset Note
(1)

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Omeros Corporation (the “Registrant”) is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities, except for $23,956.08 that the Registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3, File No. 333-268269, filed by the registrant on November 9, 2022 having an aggregate initial offering price of $300,000,000 (the “Prior Registration Statement”). The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the Registrant will pay registration fee on a “pay-as-you-go” basis pursuant to Rule 456(b).

[1]	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Omeros Corporation (the “Registrant”) is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities, except for $23,956.08 that the Registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3, File No. 333-268269, filed by the registrant on November 9, 2022 having an aggregate initial offering price of $300,000,000 (the “Prior Registration Statement”). The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the Registrant will pay registration fee on a “pay-as-you-go” basis pursuant to Rule 456(b).